Earnings per Unit (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per Unit [Abstract]
Calculation of earnings (loss) per unit

	For the Year Ended December 31,	December 14 to December 31,

	2012	2011

Net income attributable to partners	$121	$6,592
Less: General partner’s 0.1% interest in net income	--	7

Limited partners’ interest in net income	$121	$6,585

Weighted average limited partner units outstanding:
Common units	17,519	16,395
Subordinated units	5,361	5,361

Total	22,880	21,756

Basic and diluted EPU	$0.01	$0.30